Operating Segments	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Operating Segments

Note 19: Operating Segments
Our management reporting is organized into four reportable operating segments: Consumer Banking and Lending; Commercial Banking; Corporate and Investment Banking; and Wealth and Investment Management. All other business activities that are not included in the reportable operating segments have been included in Corporate. We define our reportable operating segments based on the product or service provided and the type of customer served, and their results are based on our management reporting process. The management reporting process measures the performance of the reportable operating segments based on the Company’s management structure, and the results are regularly reviewed with our Chief Executive Officer (CEO) and relevant senior management. Our CEO is the chief operating decision maker (CODM) and reviews actual and forecasted operating segment net income for assessing performance and deciding how to allocate resources. The management reporting process is based on U.S. GAAP and includes specific adjustments, such as funds transfer pricing for asset/liability management, shared revenue and expenses, and taxable-equivalent adjustments to consistently reflect income from taxable and tax-exempt sources, which allows management to assess performance consistently across the operating segments.

Consumer Banking and Lending offers diversified financial products and services for consumers and small businesses. These financial products and services include checking and savings accounts, credit and debit cards as well as home, auto, personal, and small business lending.

Commercial Banking provides financial solutions to private, family owned and certain public companies. Products and services include banking and credit products across multiple industry sectors and municipalities, secured lending and lease products, and treasury management.

Corporate and Investment Banking delivers a suite of capital markets, banking, and financial products and services to corporate, commercial real estate, government and institutional clients globally. Products and services include corporate banking, investment banking, treasury management, commercial real estate lending and capital markets, equity and fixed income solutions as well as sales, trading, and research capabilities.

Wealth and Investment Management provides personalized wealth management, brokerage, financial planning, lending, private banking, trust and fiduciary products and services to affluent, high-net worth and ultra-high-net worth clients. We operate through financial advisors in our brokerage and wealth offices, consumer bank branches, independent offices, and digitally through WellsTrade® and Intuitive Investor®.
Corporate includes corporate treasury and enterprise functions, net of expense allocations, in support of the reportable operating segments (including funds transfer pricing, capital, and liquidity), as well as our investment portfolio and venture capital and private equity investments. Corporate also includes certain lines of business that management has determined are no longer consistent with the long-term strategic goals of the Company as well as results for previously divested businesses.

Basis of Presentation
FUNDS TRANSFER PRICING. Corporate treasury manages a funds transfer pricing methodology that considers interest rate risk, liquidity risk, and other product characteristics. Operating segments pay a funding charge for their assets and receive a funding credit for their deposits, both of which are included in net interest income. The net impact of the funding charges or credits is recognized in corporate treasury.

REVENUE SHARING AND EXPENSE ALLOCATIONS. When lines of business jointly serve customers, the line of business that is responsible for providing the product or service recognizes revenue or expense with a referral fee paid or an allocation of cost to the other line of business based on established internal revenue-sharing agreements.

When a line of business uses a service provided by another line of business, expense is generally allocated based on the cost and use of the service provided. Enterprise functions, such as operations, technology, and risk management, are included in Corporate with an allocation of their applicable costs to the reportable operating segments based on the level of support provided by the enterprise function. We periodically assess and update our revenue sharing and expense allocation methodologies.

Table 19.1 includes the allocated expenses from Corporate to the reportable operating segments within the relevant personnel and non-personnel expense lines. Personnel expense is a significant expense for our reportable operating segments. Nonpersonnel expense includes other expense categories that are consistent with those presented on our consolidated statement of income, such as technology, telecommunications and equipment expense, occupancy expense, and professional and outside services expense.

TAXABLE-EQUIVALENT ADJUSTMENTS. Taxable-equivalent adjustments related to tax-exempt income on certain loans and debt securities are included in net interest income, while taxable-equivalent adjustments related to income tax credits for affordable housing and renewable energy investments are included in noninterest income, in each case with corresponding impacts to income tax expense (benefit). Adjustments are included in Corporate, Commercial Banking, and Corporate and Investment Banking and are eliminated to reconcile to the Company’s consolidated financial results.
Table 19.1 presents our results by operating segment.
Table 19.1: Operating Segments

(in millions)	Consumer Banking and Lending	Commercial Banking	Corporate and Investment Banking	Wealth and Investment Management	Corporate	Reconciling Items (1)	Consolidated Company
Year ended December 31, 2025
Net interest income (2)	$29,183	7,902	7,557	3,684	(539)	(303)	47,484
Noninterest income	8,179	4,076	11,675	12,644	1,286	(1,645)	36,215
Total revenue	37,362	11,978	19,232	16,328	747	(1,948)	83,699
Provision for credit losses	3,362	288	74	—	(66)	—	3,658
Personnel expense	14,091	3,957	6,104	11,061	1,068	—	36,281
Nonpersonnel expense	9,424	2,120	3,332	2,457	1,228	—	18,561
Total noninterest expense	23,515	6,077	9,436	13,518	2,296	—	54,842
Income (loss) before income tax expense (benefit)	10,485	5,613	9,722	2,810	(1,483)	(1,948)	25,199
Income tax expense (benefit)	2,620	1,421	2,439	691	(1,382)	(1,948)	3,841
Net income (loss) before noncontrolling interests	7,865	4,192	7,283	2,119	(101)	—	21,358
Less: Net income from noncontrolling interests	—	8	—	—	12	—	20
Net income (loss)	$7,865	4,184	7,283	2,119	(113)	—	21,338
Year ended December 31, 2024
Net interest income (2)	$28,303	9,096	7,935	3,473	(791)	(340)	47,676
Noninterest income	7,898	3,682	11,409	11,963	1,129	(1,461)	34,620
Total revenue	36,201	12,778	19,344	15,436	338	(1,801)	82,296
Provision for credit losses	3,561	290	521	(22)	(16)	—	4,334
Personnel expense	13,864	4,090	6,067	10,424	1,284	—	35,729
Nonpersonnel expense	9,410	2,100	2,962	2,460	1,937	—	18,869
Total noninterest expense	23,274	6,190	9,029	12,884	3,221	—	54,598
Income (loss) before income tax expense (benefit)	9,366	6,298	9,794	2,574	(2,867)	(1,801)	23,364
Income tax expense (benefit)	2,357	1,599	2,456	672	(1,884)	(1,801)	3,399
Net income (loss) before noncontrolling interests	7,009	4,699	7,338	1,902	(983)	—	19,965
Less: Net income from noncontrolling interests	—	10	—	—	233	—	243
Net income (loss)	$7,009	4,689	7,338	1,902	(1,216)	—	19,722
Year ended December 31, 2023
Net interest income (2)	$30,185	10,034	9,498	3,966	(888)	(420)	52,375
Noninterest income	7,734	3,415	9,693	10,725	431	(1,776)	30,222
Total revenue	37,919	13,449	19,191	14,691	(457)	(2,196)	82,597
Provision for credit losses	3,299	75	2,007	6	12	—	5,399
Personnel expense	14,626	4,366	5,910	9,746	1,181	—	35,829
Nonpersonnel expense	9,398	2,189	2,708	2,318	3,120	—	19,733
Total noninterest expense	24,024	6,555	8,618	12,064	4,301	—	55,562
Income (loss) before income tax expense (benefit)	10,596	6,819	8,566	2,621	(4,770)	(2,196)	21,636
Income tax expense (benefit)	2,657	1,704	2,140	657	(2,355)	(2,196)	2,607
Net income (loss) before noncontrolling interests	7,939	5,115	6,426	1,964	(2,415)	—	19,029
Less: Net income (loss) from noncontrolling interests	—	11	—	—	(124)	—	(113)
Net income (loss)	$7,939	5,104	6,426	1,964	(2,291)	—	19,142

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	Consumer Banking and Lending	Commercial Banking	Corporate and Investment Banking	Wealth and Investment Management	Corporate	Reconciling Items (1)	Consolidated Company
Year ended December 31, 2025 (3)
Loans (average)	$322,052	223,399	293,089	86,019	2,932	—	927,491
Assets (average)	356,372	246,205	667,299	92,681	623,701	—	1,986,258
Deposits (average)	779,994	178,432	206,251	127,257	55,311	—	1,347,245

Loans (period-end)	332,481	228,627	333,509	90,635	915	—	986,167
Assets (period-end)	373,494	252,001	787,751	96,721	638,664	—	2,148,631
Deposits (period-end)	790,962	190,004	224,146	147,616	73,479	—	1,426,207
Year ended December 31, 2024
Loans (average)	$325,163	223,057	277,039	83,005	7,112	—	915,376
Assets (average)	360,907	245,707	568,035	90,024	652,024	—	1,916,697
Deposits (average)	774,660	172,129	192,592	107,689	98,845	—	1,345,915

Loans (period-end)	321,430	223,318	278,680	84,340	4,977	—	912,745
Assets (period-end)	361,663	246,569	597,278	90,536	633,799	—	1,929,845
Deposits (period-end)	783,490	188,650	212,948	127,008	59,708	—	1,371,804
(1)Taxable-equivalent adjustments related to tax-exempt income on certain loans and debt securities are included in net interest income, while taxable-equivalent adjustments related to income tax credits for affordable housing and renewable energy investments are included in noninterest income, in each case with corresponding impacts to income tax expense (benefit). Adjustments are included in Corporate, Commercial Banking, and Corporate and Investment Banking and are eliminated to reconcile to the Company’s consolidated financial results.
(2)Net interest income is interest earned on assets minus the interest paid on liabilities to fund those assets. Segment interest earned includes actual interest income on segment assets as well as a funding credit for their deposits. Segment interest paid on liabilities includes actual interest expense on segment liabilities as well as a funding charge for their assets.
(3)In third quarter 2025, we prospectively transferred approximately $8 billion of loans and approximately $6 billion of deposits related to certain business customers from the Commercial Banking operating segment to Consumer, Small and Business Banking in the Consumer Banking and Lending operating segment.